UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	December 31, 2006

Check here if Amendment [  ]; Amendment Number:_____
    This Amendment (Check only one):[  ]  is a restatement.
						[  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Pope Asset Management LLC
Address:	5100 Poplar Avenue, Suite 805
		Memphis, TN  38137

Form 13F File Number:	28-10004

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:			Alison Hill
Title:			Chief Compliance OFficer
Phone:			901-763-4001
Signature, 			Place, 				Date of Signing:
Alison Hill	Memphis, Tennessee		1/31/2006

Report Type(Check only one):
				[ X ]  13F HOLDINGS REPORT.
				[   ]  13F NOTICE.
				[   ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:	None

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:	1
Form 13F Information Table Entry Total:	117
Form 13F Information Table Value Total:	274418

List of Other Included Managers:

No. 13F File Number		Name

01	28-06557			Capital Strategies Advisors, Inc.

FORM 13F INFORMATION TABLE
VOTING AUTHORITY
NAME OF ISSUER	TITLE OF CLASS	CUSIP	VALUE (x$1000)	SHARES/PRN AMT	SH/PRN	PUT/CALL
INVSTMT DSCRETN	OTHER MNGRS	SOLE	SHARED	NONE
Actions Semiconductor Sponsored ADR 00507E107 890 107300SH Sole 107300 0
Aluminum Corp China Sponsored ADR 022276109 587	25000SH	Sole 25000 0
American Oriental Bioengineering Common	028731107 163 14000SH Sole 14000 0
Applied Spectrum Technologies Common 038243309 7105 9220090SH Sole 9220090 0
Asiapharm Group Ltd Common G06219102 6126 13148000SH Sole 13148000 0
Asiapharm Group Ltd Common G06219102 1083 2325000SH Other 01 0 2325000
Chaoda Modern Agric Common G2046Q107 19674 30550920SH Sole 30550920 0
Chaoda Modern Agric Common G2046Q107 3516 5460000SH Other 01 0 5460000
Chevrontexaco Common 166764100 684 9306SH Sole 9306 0
China BAK Battery Common 16936Y100 456 70000SH Sole 70000 0
China Biotics Inc Common 16937B109 6331	933440SH Sole 933440 0
China Digital Wirel Common 169383106 99	365354SH Sole 365354 0
China Grentech Corp Common 16938P107 922 50000SH Sole 50000 0
China Life Insurance Sponsored ADR 16939P106 538 10666SH Sole 10666 0
China Medical Technologies Sponsored ADR 169483104 947 35000SH Sole 35000 0
China Mobile Ltd Sponsored ADR 16941M109 950 22000SH Sole 22000	0
China Netcom Group Sponsored ADR 16940Q101 802 15000SH Sole 15000 0
China Petroleum & Chemical Sponsored ADR 16941R108 555 6000SH Sole 6000	0
China Security & Surveill Common 16942J105 5305	438500SH Sole 438500 0
China Techfaith Wireless Sponsored ADR 169424108 431 40000SH Sole 40000	0
Cia Brasileira De Petro Common P25687115 24970 2814500SH Sole 2814500 0
Cia Brasileira De Petro Common P25687115 4549 512800SH Other 01 0 512800
CNOOC Ltd Sponsored ADR	126132109 567 6000SH Sole 6000 0
Coca Cola Corporation Common 191216100 231 4800SH Sole 4800 0 512800
Colgate-Palmolive Common 194162103 234 3600SH Sole 3600	0
Comtech Group Inc Common 205821200 181 10000SH Sole 10000 0
Conocophillips Common 20825C104 6118 85042SH Sole 85042	0
Conocophillips Common 20825C104 1036 14405SH Other 01 0	14405
Cornerstone Inds Common	21924X106 18 123000SH Sole 123000 0
CTRIP.com Sponsored ADR	22943F100 312 5000SH Sole 5000	0
Daqing Petroleum Andchemi Common G2656D107 7205	171555000SH Sole 171555000 0
Daqing Petroleum Andchemi Common G2656D107 1210	28820000SH Other 01 0 28820000
Dnb Nor Asa Common R1812S105 28130 1979080SH Sole 1979080 0
Dnb Nor Asa Common R1812S105 4956 348700SH Other 01 0 348700
Eiker Sparebank Asa Common R1984E108 487 16685SH Sole 16685 0
Eiker Sparebank Asa Common R1984E108 70	2400SH Other 01 0 2400
Enerchina Holdings Common G30392131 4560 52423400SH Sole 52423400 0
Enerchina Holdings Common G30392131 785	9030000SH Other	01 0 9030000
Exxon Mobil Common 30231G102 1004 13108SH Sole 13108 0
Fushi Intl Inc Common 36113C101 10233 2085113SH Sole 2085113 0
Fushi Intl Inc Common 36113C101 806 158161SH Other 01 0 158161
Fuwei Films Holdings Common G3704F102 551 35000SH Sole 35000 0
General Electric Common	369604103 611 16425SH Sole 16425 0
Global Sources Limited Common G39300101	177 10000SH Sole 10000 0
Guangdong Nan Yue Common Y2930Z106 6291	13618000SH Sole 13618000 0
Guangdong Nan Yue Common Y2930Z106 1081	2340000SH Other	01 0 2340000
Guangshen Railway Co Sponsored ADR 40065W107 339 10000SH Sole 10000 0
Heng Tai Consumables Common G44035106 9420 103518000SH Sole 103518000 0
Heng Tai Consumables Common G44035106 1634 17962214SH Other 01 0 17962214
Huaneng Power Intl Sponsored ADR 443304100 538 15000SH Sole 15000 0
Hurray! Holding Co. Ltd Sponsored ADR 447773102	620 100000SH Sole 100000 0
Indre Sogn Sparebanka Common R3409A109 173 8530SH Sole 8530 0
Indre Sogn Sparebanka Common R3409A109 67 3300SH Other 01 0 3300
International Business Ma Common 459200101 1366	14068SH Sole 14068 0
Kingboard Copper Foil Common G52567107 2042 7872000SH Sole 7872000 0
Kingboard Copper Foil Common G52567107 470 1812000SH Other 01 0 1812000
Kongzhong Corp Sponsored ADR 50047P104 488 50000SH Sole 50000 0
Linktone Ltd Sponsored ADR 535925101 519 100000SH Sole 100000 0
Mindray Medical Intl Sponsored ADR 602675100 358 15000SH Sole 15000 0
Ming Fung Jewellery Common G6141F106 187 4250000SH Sole 4250000	0
Mobileone Ltd Common Y8838Q122 5826 4159000SH Sole 4159000 0
Mobileone Ltd Common Y8838Q122 1015 725000SH Other 01 0 725000
Murphy Oil Corp Common 626717102 406 8000SH Sole 8000 0
Nam Tai Electronics Common 629865205 227 15000SH Sole 15000 0
Netease.com Sponsored ADR 64110W102 186	10000SH Sole 10000 0
New Dragon Asia Common 64378H102 108 60000SH Sole 60000	0
Origin Agritech Common G67828106 273 25000SH Sole 25000	0
Orkla Common R67787102 272 4800SH Sole 4800 0
Pacificnet Inc Common 69511V207	714 115590SH Sole 115590 0
People S Food Holdings Common G7000R108 9804 12030300SH Sole 12030300 0
People S Food Holdings Common G7000R108 1772 2175000SH Other 01 0 2175000
Petrochina Sponsored ADR 71646E100 5553	39450SH Sole 39450 0
Petrochina Sponsored ADR 71646E100 1351	9600SH Other 01 0 9600
Petrolatina Energy Common G7052Z107 12 25000SH Sole 25000 0
Proview Inter Common G7283A103 2103 18588000SH Sole 18588000 0
Proview Inter Common G7283A103 324 2870000SH Other 01 0	2870000
Puda Coal Inc Common 744674201 39 29580SH Sole 29580 0
Qiao Xing Universal Telephone Common G7303A109 1319 100000SH Sole 100000 0
Quiktrak 20 C Fpo Common Q79562114 144 1049459SH Sole 1049459 0
S1 Corporation Common Y75435100 13080 280520SH Sole 280520 0
S1 Corporation Common Y75435100 2709 58100SH Other 01 0	58100
Sandnes Sparebank Common R74676108 575 16600SH Sole 16600 0
Sandnes Sparebank Common R74676108 45 1300SH Other 01 0	1300
Shanda Interactive Entertainment Sponsored ADR 81941Q203 325 15000SH Sole 15000	0
Singapore Reinsuranc Common Y7996A101 3037 15818000SH Sole 158180000
Singapore Reinsuranc Common Y7996A101 447 2333000SH Other 01 0 2333000
Sinolink Worldwide Hldgs Common	G8165B102 14180	58116800SH Sole 58116800 0
Sinolink Worldwide Hldgs Common	G8165B102 2644 10840000SH Other	01 0 10840000
Sinopec Shanghai Petrochemical Sponsored ADR 82935M109 742 15000SH Sole 15000 0
Sinovac Biotech Common P8696W104 509 219800SH Sole 219800 0
Sohu.com Inc Sponsored ADR 83408W103 960 40000SH Sole 40000 0
SORL Auto Parts Common 78461U101 90 10000SH Sole 10000 0
Sparebanken Midt Norge Common R82401101 2438 189800SH Sole 189800 0
Sparebanken Midt Norge Common R82401101 487 37900SH Other 01 0 37900
Sparebanken Nord Norge Common R8288N106 3446 143554SH Sole 143554 0
Sparebanken Nord Norge Common R8288N106 434 18100SH Other 01 0 18100
Sparebanken Vest As Prima Common R8323C107 923 27000SH Sole 27000 0
Sparebanken Vest As Prima Common R8323C107 123 3600SH Other 01 0 3600
Sun New Media Inc Common 86681W104 41 55500SH Sole 55500 0
Suntech Power Holding Sponsored ADR 86800C104 510 15000SH Sole 15000 0
Syntax Brillian Corp Common 87163L103 206 24000SH Sole 24000 0
Tenon Ltd Common Q8983K127 998 472178SH Sole 472178 0
Tenon Ltd Common Q8983K127 185 87600SH Other 01 0 87600
THE9 Limited Sponsored ADR 88337K104 1031 32000SH Sole 32000 0
Tom Online Inc Sponsored ADR 889728200 309 20000SH Sole 20000 0
Totens Sparebank As Common R92151100 1605 48750SH Sole 48750 0
Totens Sparebank As Common R92151100 256 7800SH Other 01 0 7800
Truly Intl Hldgs Common	G91019102 2661 3000000SH Sole 3000000 0
Truly Intl Hldgs Common	G91019102 461 520000SH Other 01 0 520000
Trustmark Corp Common 898402102	252 7708SH Sole 7708 0
United Food Holdings Common G9232V105 3483 28788500SH Sole 28788500 0
United Food Holdings Common G9232V105 567 4693700SH Other 01 0 4693700
United Technologies Corp Common	913017109 575 9200SH Sole 9200 0
Wah Sang Gas Holdi Common G9419C128 0 34048000SH Sole 34048000 0
Wah Sang Gas Holdi Common G9419C128 0 6300000SH Other 01 0 6300000
Wonder Auto Technology Common 978166106	68 15031SH Sole 15031 0
Yanzhou Coal Mining Sponsored ADR 984846105 810	20000SH Sole 20000 0
        			274418